Share Incentive Plan - Schedule of Share-based Compensation Expense Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	¥ 29,748	¥ 2,970	¥ 3,851
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	146	317	314
Selling and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	14,278	674	773
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	¥ 15,324	¥ 1,979	¥ 2,764